ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.8%
	AEROSPACE & DEFENSE - 1.6%
5,921	Raytheon Technologies Corporation	$ 591,508

	APPAREL & TEXTILE PRODUCTS - 1.3%
3,822	NIKE, Inc., Class B	484,324

	ASSET MANAGEMENT - 2.4%
1,933	Ameriprise Financial, Inc.	589,797
435	BlackRock, Inc.	291,972
		881,769
	BANKING - 2.3%
6,155	JPMorgan Chase & Company	850,867

	BEVERAGES - 2.6%
5,198	PepsiCo, Inc.	992,246

	BIOTECH & PHARMA - 8.0%
2,287	Amgen, Inc.	548,285
6,494	Bristol-Myers Squibb Company	433,604
1,553	Eli Lilly and Company	614,771
3,439	Gilead Sciences, Inc.	282,720
4,516	Johnson & Johnson	739,270
8,772	Pfizer, Inc.	341,143
		2,959,793
	COMMERCIAL SUPPORT SERVICES - 3.1%
1,243	Cintas Corporation	566,522
4,286	Republic Services, Inc.	619,842
		1,186,364
	DIVERSIFIED INDUSTRIALS - 1.7%
3,156	Honeywell International, Inc.	630,695

	ELECTRIC UTILITIES - 4.7%
9,321	American Electric Power Company, Inc.	861,447
5,605	NextEra Energy, Inc.	429,511

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	ELECTRIC UTILITIES - 4.7% (Continued)
6,322	Southern Company (The)	$ 464,983
		1,755,941
	ELECTRICAL EQUIPMENT - 0.8%
1,006	Rockwell Automation, Inc.	285,110

	FOOD - 2.7%
3,686	Hershey Company (The)	1,006,499

	HEALTH CARE FACILITIES & SERVICES - 6.9%
7,455	CVS Health Corporation	546,526
1,748	Laboratory Corp of America Holdings	396,289
1,312	Molina Healthcare, Inc.(a)	390,832
2,571	UnitedHealth Group, Inc.	1,265,163
		2,598,810
	HOUSEHOLD PRODUCTS - 3.5%
8,348	Procter & Gamble Company (The)	1,305,461

	INDUSTRIAL REIT - 1.0%
2,907	Prologis, Inc.	364,102

	INFRASTRUCTURE REIT - 0.8%
2,546	Crown Castle, Inc.	313,387

	INSURANCE - 5.3%
8,342	Hartford Financial Services Group, Inc. (The)	592,199
4,673	Marsh & McLennan Companies, Inc.	842,027
9,033	MetLife, Inc.	553,994
		1,988,220
	INTERNET MEDIA & SERVICES - 2.8%
9,809	Alphabet, Inc., Class A(a)	1,052,898

	LEISURE FACILITIES & SERVICES - 2.5%
2,590	Marriott International, Inc., Class A	438,591

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	LEISURE FACILITIES & SERVICES - 2.5% (Continued)
1,697	McDonald's Corporation	$ 501,887
		940,478
	MACHINERY - 3.1%
3,502	Caterpillar, Inc.	766,238
1,067	Deere & Company	403,347
		1,169,585
	MEDICAL EQUIPMENT & DEVICES - 6.4%
3,288	Abbott Laboratories	363,225
1,745	Agilent Technologies, Inc.	236,325
2,688	Danaher Corporation	636,815
2,169	Hologic, Inc.(a)	186,556
1,562	Stryker Corporation	468,053
936	Thermo Fisher Scientific, Inc.	519,386
		2,410,360
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
4,032	Schlumberger Ltd	198,979

	RESIDENTIAL REIT - 1.1%
2,741	Mid-America Apartment Communities, Inc.	421,566

	RETAIL - CONSUMER STAPLES - 2.1%
5,195	Walmart, Inc.	784,289

	RETAIL - DISCRETIONARY - 2.6%
3,249	Home Depot, Inc. (The)	976,455

	SEMICONDUCTORS - 1.7%
2,407	Microchip Technology, Inc.	175,687
2,749	Texas Instruments, Inc.	459,633
		635,320
	SOFTWARE - 11.3%
923	ANSYS, Inc.(a)	289,748
986	Intuit, Inc.	437,735
7,258	Microsoft Corporation	2,230,093

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	SOFTWARE - 11.3% (Continued)
4,432	Oracle Corporation	$ 419,799
2,282	Synopsys, Inc.(a)	847,352
		4,224,727
	SPECIALTY FINANCE - 2.0%
4,720	American Express Company	761,525

	TECHNOLOGY HARDWARE - 7.6%
14,683	Apple, Inc.	2,491,411
7,655	Cisco Systems, Inc.	361,699
		2,853,110
	TECHNOLOGY SERVICES - 4.8%
2,446	Accenture PLC, Class A	685,590
1,254	Automatic Data Processing, Inc.	275,880
3,043	Fiserv, Inc.(a)	371,611
1,476	Moody's Corporation	462,165
		1,795,246
	TELECOMMUNICATIONS - 1.0%
9,882	Verizon Communications, Inc.	383,718

	WHOLESALE - CONSUMER STAPLES - 0.6%
2,729	Sysco Corporation	209,423

	TOTAL COMMON STOCKS (Cost $36,923,264)	37,012,775

	TOTAL INVESTMENTS - 98.8% (Cost $36,923,264)	$ 37,012,775
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.2%	460,577
	NET ASSETS - 100.0%	$ 37,473,352

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.